Stock-Based Compensation (Details) - Schedule of Share Option Plan	6 Months Ended
Jun. 30, 2023 $ / shares shares
Schedule of share option plan [Abstract]
Number of Options outstanding, Beginning balance | shares	13,948,149
Weighted- Average Exercise price, Beginning balance | $ / shares	$ 0.85
Number of Options, Granted | shares	212,329
Weighted- Average Exercise price, Granted | $ / shares	$ 4.97
Number of Options, Exercised | shares	(1,865,217)
Weighted- Average Exercise price, Exercised | $ / shares	$ 0.53
Number of Options, Expired during the period | shares	(19,876)
Weighted- Average Exercise price, Expired during the period | $ / shares	$ 0.75
Number of Options, Forfeited | shares	(28,837)
Weighted- Average Exercise price, Forfeited | $ / shares	$ 2.85
Number of Options, exercisable | shares	12,246,548
Weighted- Average Exercise price, exercisable | $ / shares	$ 0.96
Number of Options, exercisable | shares	10,492,188
Weighted- Average Exercise price, exercisable | $ / shares	$ 0.86